S000012089 [Member] Expense Example, No Redemption - S000012089 [Member]	Oct. 31, 2025 USD ($)
C000184732 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 42
Expense Example, No Redemption, 3 Years	175
Expense Example, No Redemption, 5 Years	320
Expense Example, No Redemption, 10 Years	743
C000032951 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	375
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	1,415
C000032956 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	371
Expense Example, No Redemption, 10 Years	853
C000169175 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	47
Expense Example, No Redemption, 3 Years	191
Expense Example, No Redemption, 5 Years	348
Expense Example, No Redemption, 10 Years	$ 804